Financing Receivables (Schedule Of Financing Receivables Non Accrual Status) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 17,834	¥ 17,682
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	144	320
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	4,447	7,239
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	8,502	9,035
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	801	848
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	¥ 3,940	¥ 240